COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2025
Common Stock, Number of Shares, Par Value and Other Disclosure [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2023	1,017,962	28,995
Dividend reinvestment and share purchase plan	19,464	1,003
Exercise of options	62	4
Outstanding at December 31, 2023	1,037,488	30,002
Exercise of options	1,607	99
Outstanding at December 31, 2024	1,039,095	30,101
Exercise of options	1,740	117
Outstanding at December 31, 2025	1,040,835	30,218

Schedule of Weighted Average Shares

Weighted Average Common Shares Outstanding
at December 31
(millions)	2025	2024	2023

Basic	1,040	1,038	1,030
Diluted	1,040	1,038	1,030

Schedule of Stock Options Activity

	Number of Options	Weighted Average Exercise Prices[1]	Weighted Average Remaining Contractual Life
	(thousands)		(years)

Options outstanding at January 1, 2025	4,474	$60.69
Options exercised	(1,740)	$59.34
Options forfeited/expired	(373)	$62.77
Options Outstanding at December 31, 2025	2,361	$61.37	2.8
Options Exercisable at December 31, 2025	1,898	$63.22	2.4
1     Exercise prices of TC Energy stock options were adjusted in 2024 for the change in value of the TC Energy common shares following the Spinoff Transaction.

Schedule of Options Valuation Assumptions	The Company used a binomial model for determining the fair value of options granted and applied the following weighted average assumptions:

year ended December 31	2023

Weighted average fair value	$7.88
Expected life (years)[1]	5.1
Interest rate	2.9%
Volatility[2]	24%
Dividend yield	6.3%
1Expected life is based on historical exercise activity.
2Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2025	2024	2023
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	20	17	—
Total fair value of options that have vested	62	99	76
Total options vested	0.8 million	1.5 million	1.5 million